RESTRUCTURING, INTEGRATION, SEPARATION AND IPO COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost-rationalization and integration initiatives
Selling, general and administrative	$ 2,624	$ 2,367	$ 2,554
Restructuring and Integration Costs
Cost-rationalization and integration initiatives
Remaining restructuring liabilities	19
Restructuring costs	18	11	31
Restructuring payments	19	18	$ 31
Separation and IPO Costs
Cost-rationalization and integration initiatives
Restructuring, integration, separation and IPO costs	32	11
Selling, general and administrative	$ 132	$ 21